Contract Liabilities (Tables)	6 Months Ended
Dec. 31, 2022
Contract with Customer, Liability [Abstract]
Summary of Contract With Customer Liability

Current liabilities	December 31, 2022 $’000	June 30, 2022 $’000
Customer advance deposits	65,217	33,508
Unearned revenue	4,800	4,219

Non-current liabilities
Customer advance deposits	1,357	847
Unearned revenue	1,419	1,384

Total contract liabilities	72,793	39,958